Intermediate Mortgage Fund | Asset Management Fund - Mutual Funds
Intermediate Mortgage Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses
This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Intermediate Mortgage Fund Asset Management Fund - Mutual Funds
Management Fees	[1][2]	0.35%
12b-1 Fees		0.15%
Other Expenses	[3]	0.32%
Total Fund Operating Expenses	[1]	0.82%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.75%
[1]	For the fiscal year ended October 31, 2011, the Adviser voluntarily waived 0.10% of its management fees, so that the "Management Fees" and "Total Fund Operating Expenses" for the Fund were 0.25% and 0.72%, respectively. The Adviser expects to continue the waiver through February 28, 2013, but is not contractually obligated to do so.
[2]	Pursuant to the terms of the Advisory Agreement, the Adviser is obligated to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds an annual rate of 0.75%. Any amendment to the Advisory Agreement must be approved by the Board.
[3]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Intermediate Mortgage Fund Asset Management Fund - Mutual Funds	77	255	448	1,007

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.
Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and related instruments. The Fund invests, under normal market conditions, primarily in mortgage-related investments paying fixed or variable rates of interest. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund may also invest in mortgage-related investment of non-governmental or private issuers. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 4-Year U.S. Treasury Note.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the QTL test under the current OCC Regulations. Pending any revisions of the current OCC Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OCC. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federal savings association or federal credit union.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk. The use of financial contracts involves the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk is the risk that, during periods of declining interest rates, property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities. Extension risk is the risk that, during periods of rising interest rates, property owners may repay their mortgages more slowly than expected, resulting in slower repayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities. As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.

Regulatory Risk. On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and may therefore impact the permissible investments of the Fund.

Repurchase Agreement Risk. Repurchase agreements expose the Fund to the risk that the party that sells the securities to the fund defaults on its obligation to repurchase them. In this circumstance, the Fund could lose money because it cannot sell the securities at the agreed upon time and price, or the securities lose their value before they can be sold.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for Years Ended December 31 Ticker Symbol: ASCPX

During the period shown in the bar chart, the highest return for a calendar quarter was 2.46% (quarter ended 9/30/06) and the lowest return for a calendar quarter was -12.24% (quarter ended 12/31/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns Intermediate Mortgage Fund Asset Management Fund - Mutual Funds	Label		1 Year	5 Years	10 Years
(before taxes)	Intermediate Mortgage Fund (before taxes)		3.52%	(8.78%)	(2.98%)
(after taxes on distributions)	Intermediate Mortgage Fund (after taxes on distributions)	[1]	2.68%	(10.48%)	(4.57%)
(after taxes on distributions and redemptions)	Intermediate Mortgage Fund (after taxes on distributions and redemptions)	[1]	2.28%	(8.04%)	(3.19%)
Barclays Capital 1-5 Year U.S. Government Bond Index	Barclays Capital 1-5 Year U.S. Government Bond Index	[2]	3.21%	4.76%	4.05%
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The Barclays Capital 1-5 Year U.S. Government Bond Index is an unmanaged index generally representative of government securities with maturities of one to five years. The Index reflects no deduction for fees, expenses or taxes.